Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Current and Deferred Component of Income Tax Expense
The current and deferred component of income tax expenses which were substantially attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current income tax expenses	285,682,721	494,121,097	129,397,492	19,831,033
Deferred income tax expenses	(127,952,203)	132,112,749	132,582,100	20,319,096

Total income tax expenses	157,730,518	626,233,846	261,979,592	40,150,129

Summary of Principal Components of Deferred Tax Assets and Liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	451,009,681	445,374,376	68,256,611
Allowance for finance lease receivable	15,561,634	14,360,187	2,200,795
Allowance for other current assets	8,417,241	44,792,004	6,864,675
Guarantee liabilities	211,029,776	203,687,822	31,216,524
Risk assurance liabilities	188,154,210	52,558,773	8,054,984
Share-based compensation	27,686,642	40,910,215	6,269,765
Investment loss under equity method	10,055,140	—	—
Lease liabilities	—	24,966,731	3,826,319
Net operating loss carry forwards	69,462,422	94,886,663	14,542,017
Less: valuation allowance	(385,481,892)	(701,745,843)	(107,547,256)

Total non-current deferred tax assets net of valuation allowance	595,894,854	219,790,928	33,684,434

Net non-current deferred tax assets	290,284,829	154,959,777	23,748,625

Non-current deferred tax liabilities
Contract assets	(411,735,303)	(15,735,380)	(2,411,552)
Right-of-use assets	—	(26,360,534)	(4,039,929)
Fair value change of short-term investment	—	(10,230,912)	(1,567,956)
Unallocated revenue	(72,859,486)	(23,427,601)	(3,590,437)

Total non-current deferred tax liabilities	(484,594,789)	(75,754,427)	(11,609,874)

Net non-current deferred tax liabilities	(178,984,764)	(10,923,276)	(1,674,065)

Summary of Reconciliation of Income Taxes Expense
Reconciliation between the income taxes expense computed by applying the PRC tax rate to profit before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Profit before income tax	2,649,046,731	3,890,521,771	1,220,798,253	187,095,518
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	662,261,683	972,630,443	305,199,563	46,773,879
Effect of different tax rates	(574,131,524)	(552,951,519)	(272,361,568)	(41,741,236)
Exempt income	(2,720,020)	(1,625,772)	(350,121)	(53,658)
Expenses not deductible for tax purposes	27,662,307	4,446,637	73,694,299	11,294,145
Adjustment on current income tax of the previous periods	(16,309,757)	2,453,713	24,502,181	3,755,124
Financial subsidy	(31,810,061)	—	—	—
Deferred only adjustment	—	72,206,605	—	—
Research and development super-deduction	—	(14,587,649)	(20,606,639)	(3,158,106)
Tax rate change	5,200,618	(11,870,214)	(157,679,128)	(24,165,384)
Changes in valuation allowance	87,577,272	155,531,602	309,581,005	47,445,365

Income tax expenses	157,730,518	626,233,846	261,979,592	40,150,129

Schedule of Unrecognized Tax Benefits	A roll-forward of unrecognized tax benefits is as follows:

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additions	54,637,111	3,322,470	509,191
Decreases	(54,637,111)	(3,322,470)	(509,191)

Balance at end of the year	—	—	—